UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			$ 2,097.4	$ 2,044.3
Net income	$ 112.2	$ 192.5	185.4	263.4
Cash distribution			(78.4)	(217.0)
Ending balance	2,204.4	2,090.7	2,204.4	2,090.7
Common Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			945.5	913.3
Net income			78.6	109.1
Cash distribution			(37.6)	(85.4)
Ending balance	986.5	937.0	986.5	937.0
Subordinated Units
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			18.8	11.7
Net income			17.3	24.0
Cash distribution			0.0	(18.8)
Ending balance	36.1	16.9	36.1	16.9
Seadrill Member Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			0.0	3.2
Net income			0.0	6.4
Cash distribution			0.0	(6.4)
Ending balance	0.0	3.2	0.0	3.2
Total Members' Capital
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			964.3	928.2
Net income			95.9	139.5
Cash distribution			(37.6)	(110.6)
Ending balance	1,022.6	957.1	1,022.6	957.1
Non- Controlling Interest
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance			1,133.1	1,116.1
Net income			89.5	123.9
Cash distribution			(40.8)	(106.4)
Ending balance	$ 1,181.8	$ 1,133.6	$ 1,181.8	$ 1,133.6